UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

ASSET MANAGEMENT FUND

(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd., Suite 150, Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (614) 255-5550

Date of fiscal year end: October 31

Date of reporting period: July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

AMF Large Cap Equity Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Abbott Laboratories	ABT	002824100	4/24/2015	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Ernst & Young LLP as Auditors	Issuer	Yes	For	For
				Say on Pay - An Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Genetically Modified Ingredients	Shareholder	Yes	Against	For
				Shareholder Proposal - Independent Board Chairman	Shareholder	Yes	Against	For
American Express Co	AXP	025816109	5/11/2015	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of PwC LLP as Independent Registered Public Accounting Firm for 2015	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal Relating to Annual Disclosure of EEO-1	Shareholder	Yes	Against	For
				Shareholder Proposal Relating to Report on Privacy, Data Security and Government Requests	Shareholder	Yes	Against	For
				Shareholder Proposal Relating to Action by Written Consent	Shareholder	Yes	Against	For
				Shareholder Proposal Relating to Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder Proposal Relating to Independent Board Chairman	Shareholder	Yes	Against	For
Becton, Dickinson and Company	BDX	075887109	1/27/2015	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Shareholder Proposal: Regarding an Annual Report on Animal Testing	Shareholder	Yes	Against	For
Berkshire Hathaway, Inc.	BRK-A	084670108	5/2/2014	Elect 12 Directors	Issuer	Yes	For All	For
BlackRock Inc	BLK	09247X101	5/28/2015	Elect 18 Directors	Issuer	Yes	For All	For
				Approval of Second Amended and Restated 1999 Stock Award and Incentive Plan	Issuer	Yes	For	For
				Approval of Compensation of Named Executive Officers	Issuer	Yes	For	For
				Ratification of Appointment of Deloitte & Touche LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder Proposal Regarding Investments in Companies that Substancially Contribute to Genocide	Shareholder	Yes	Against	For
				Sherholder Proposal Regarding an Annual Report on Certain Trade Association and Lobbying Expenditures	Shareholder	Yes	Against	For
Chevron Corporation	CVX	166764100	5/27/2015	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of PwC LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Disclose Charitable Contributions of $5,000 or more	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Lobbying	Shareholder	Yes	Against	For
				Shareholder Proposal - Cease Using Corporate Funds for Political Purposes	Shareholder	Yes	Against	For
				Shareholder Proposal - Adopt Dividend Policy	Shareholder	Yes	Against	For
				Shareholder Proposal - Adopt Targets to Reduce GHG Emissions	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Shale Energy Operations	Shareholder	Yes	Against	For
				Shareholder Proposal - Adopt Proxy Access Bylaw	Shareholder	Yes	Against	For
				Shareholder Proposal - Adopt Policy for Independent Chairman	Shareholder	Yes	Against	For
				Shareholder Proposal - Recommend Independent Director with Environmental Expertise	Shareholder	Yes	Against	For
				Shareholder Proposal - Set Special Meetings Threshold at 10%	Shareholder	Yes	Against	For
The Coca-Cola Company	KO	191216100	4/29/2015	Elect 15 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Ratification of Appointment of Ernst & Young LLP as Independent Auditors	Issuer	Yes	For	For
				Shareholder Proposal Regarding Proxy Access	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Restricted Stock	Shareholder	Yes	Against	For
Disney (Walt) Company	DIS	254687106	3/12/2015	Elect 10 Directors	Issuer	Yes	For All	For
				Ratify Appointment of PwC LLP as Registered Public Accountants for 2015	Issuer	Yes	For	For
				Approve Advisory Resolution on Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal Relating to Independent Board Chairman	Shareholder	Yes	Against	For
				Shareholder Proposal Relating to Acceleration of Executive Pay	Shareholder	Yes	Against	For
Emerson Electric	EMR	291011104	2/3/2015	Elect 5 Directors	Issuer	Yes	For All	For
				Approval of Executive Compensation	Issuer	Yes	For	For
				Approval of 2015 Incentive Shares Plan	Issuer	Yes	For	For
				Re-Approval of Performance Measures Under Annual Incentive Plan	Issuer	Yes	For	For
				Ratification of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder Proposal: Requesting Issuance of Sustainability Report	Shareholder	Yes	Against	For
				Shareholder Proposal: Requesting Issuance of Political Contributions Report	Shareholder	Yes	Against	For
				Shareholder Proposal: Requesting Issuance of Lobbying Report	Shareholder	Yes	Against	For
Exxon Mobil Corporation	XOM	30231G102	5/27/2015	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Independent Chairman	Shareholder	Yes	Against	For
				Shareholder Proposal - Proxy Access Bylaw	Shareholder	Yes	Against	For
				Shareholder Proposal - Climate Expert on Board	Shareholder	Yes	Against	For
				Shareholder Proposal - Board Quota for Women	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Compensation for Women	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Lobbying	Shareholder	Yes	Against	For
				Shareholder Proposal - Greenhouse Gas Emissions Goals	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Hydraulic Fracturing	Shareholder	Yes	Against	For
General Electric Company	GE	369604103	4/22/2015	Elect 16 Directors	Issuer	Yes	For All	For
				Advisory Approval of Named Executives' Compensation	Issuer	Yes	For	For
				Ratification of KPMG as Independent Auditor for 2015	Issuer	Yes	For	For
				Shareholder Proposal - Cumulative Voting	Shareholder	Yes	Against	For
				Shareholder Proposal - Written Consent	Shareholder	Yes	Against	For
				Shareholder Proposal - One Director from Ranks of Retirees	Shareholder	Yes	Against	For
				Shareholder Proposal - Holy Land Principles	Shareholder	Yes	Against	For
				Shareholder Proposal - Limit Equity Vesting Upon Change in Control	Shareholder	Yes	Against	For
General Mills Inc.	GIS	370334104	9/23/2014	Elect 13 Directors	Issuer	Yes	For All	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Ratify Appointment of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder Proposal for Report on Packaging	Shareholder	Yes	Against	For
				Shareholder Proposal for Elimination of Genetically Modified Ingredients	Shareholder	Yes	Against	For
International Business Machines Corporation	IBM	459200101	4/28/2015	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	Against	Against
				Stockholder Proposal - Disclosure of Lobbying Policies and Practices	Shareholder	Yes	Against	For
				Stockholder Proposal - Right to Act by Written Consent	Shareholder	Yes	Against	For
				Stockholder Proposal - Limit Accelerated Executive Pay	Shareholder	Yes	Against	For
				Stockholder Proposal - Establish a Public Policy Committee	Shareholder	Yes	Against	For
Johnson & Johnson	JNJ	478160104	4/23/2015	Elect 11 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Ratification of Appointment of Independent Registered Public Accounting Firm for 2015	Issuer	Yes	For	For
				Shareholder Proposal - Common Sense Policy Regarding Overextended Directors	Shareholder	Yes	Against	For
				Shareholder Proposal - Alignment Between Corporate Values & Political Contributions	Shareholder	Yes	Against	For
				Shareholder Proposal - Independent Board Chairman	Shareholder	Yes	Against	For
McDonald's Corporation	MCD	580135101	5/21/2015	Elect 13 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Advisory Vote to Approve Appointment of Ernst & Young LLP as Independent Auditor for 2015	Issuer	Yes	For	For
				Shareholder Proposal Requesting Policy Prohibiting Accelerated Vesting of Performance-Based RSUs	Shareholder	Yes	Against	For
				Shareholder Proposal Requesting Ability of Shareholders to Act by Written Consent	Shareholder	Yes	Against	For
				Shareholder Proposal Requesting a Proxy Access Bylaw	Shareholder	Yes	Against	For
				Shareholder Proposal Requesting Annual Congruency Analysis of Values and Political Contributions	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Education of Public on Health and Environmental Benefits of GMOs	Shareholder	Yes	Against	For
				Shareholder Proposal Requesting Board Publish an Annual Report Regarding Palm Oil	Shareholder	Yes	Against	For
Microsoft Corporation	MSFT	594918104	12/3/2014	Elect 10 Directors	Issuer	Yes	For All	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Auditor for Fiscal Year 2015	Issuer	Yes	For	For
				Shareholder Proposal - Proxy Access for Shareholders	Shareholder	Yes	Against	For
PepsiCo, Inc.	PEP	713448108	5/6/2015	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Approval of Company's Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Establish Board Committee on Sustainability	Shareholder	Yes	Against	For
				Shareholder Proposal - Policy Regarding Limit on Accelerated Vesting of Equity Awards	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Minimizing Impacts of Neonics	Shareholder	Yes	Against	For
Praxair, Inc.	PX	74005P104	4/28/2014	Elect 10 Directors	Issuer	Yes	For All	For
				Advisory Approval of Compensation of Named Executive Officers	Issuer	Yes	For	For
				Shareholder Proposal - Independent Board Chairman	Shareholder	Yes	Against	For
				Ratify the Appointment of the Independent Auditor	Issuer	Yes	For	For
Procter & Gamble Co	PG	742718109	10/14/2014	Elect 11 Directors	Issuer	Yes	For All	For
				Ratify Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Approve 2014 Stock and Incentive Compensation Plan	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Report on Unrecyclable Packaging	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Alignment Between Corporate Values & Political Contributions	Shareholder	Yes	Against	For
Schlumberger	SLB	806857108	4/8/2015	Elect 11 Directors	Issuer	Yes	For All	For
				Approve Advisory Resolution on Executive Compensation	Issuer	Yes	For	For
				Approve 2014 Financial Statements & Board's 2014 Declaration of Dividends	Issuer	Yes	For	For
				Approve Appointment of PwC LLP as Independent Registered Public Accounting Firm for 2015	Issuer	Yes	For	For
TJX Companies	TJX	872540109	6/11/2015	Elect 10 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm for Fiscal 2016	Issuer	Yes	For	For
				Say on Pay: Advisory Approval of Executive Compensation	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/12/2015	Elect 10 Directors	Issuer	Yes	For All	For
				Ratify Appointment of PwC LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Approval of Executive Compensation	Issuer	Yes	For	For
United Parcel Service	UPS	911312106	5/7/2015	Elect 12 Directors	Issuer	Yes	For All	For
				Approve the 2015 Omnibus Incentive Compensation Plan	Issuer	Yes	For	For
				Ratify Appointment of Deloitte & Touche LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder Proposal on Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder Proposal to Reduce Voting Power of Class A Stock from 10 Votes to 1 Vote per share	Shareholder	No	Abstain
				Shareholder Proposal Regarding Tax Gross-up Payments to Senior Executives	Shareholder	Yes	Against	For
United Technologies Corporation	UTX	913017109	4/27/2015	Elect 11 Directors	Issuer	Yes	For All	For
				Appointment of PricewaterhouseCoopers LLP as Independent Auditor for 2015	Issuer	Yes	For	For
				Advisory Vote to Approve Compensation of Named Executive Officers	Issuer	Yes	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/5/2015	Elect 15 Directors	Issuer	Yes	For All	For
				Ratification of Ernst & Young LLP as Independent Accountants	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Approval of Stock Incentive Plan of 2015	Issuer	Yes	For	For
				Shareholder Proposal - Request for Annual Report on Recoupment of Executive Pay	Shareholder	Yes	Against	For
				Shareholder Proposal - Proxy Access for Shareholders	Shareholder	Yes	Against	For
				Sahreholder Proposal- Report on Greenhouse Gas Emissions from International Marine Shipping	Shareholder	Yes	Against	For
				Shareholder Proposal - Request for Annual Report Regarding Incentive Compensation Plans	Shareholder	Yes	Against	For
				Shareholder Proposal - Independent Chairman Policy	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/28/2015	Elect 16 Directors	Issuer	Yes	For All	For
				Vote on Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Ratify Appointment of KPMG LLP as Independent Registered Public Accounting Firm for 2015	Issuer	Yes	For	For
				Shareholder Proposal - Adopt a Policy to Require an Independent Chairman	Shareholder	Yes	Against	For
				Shareholder Proposal - Provide a Report on Company's Lobbying Policies and Practices	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/ Dana A. Gentile
Dana A. Gentile, President

Date July 30, 2015

___________________

*	Print the name and title of each signing officer under his or her signature.